Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]

NOTE 11 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2021, 2020 and 2019 consist of the following:

	(in thousands)
	2021	2020	2019
Current	$1,114	$3,711	$1,086
Deferred	1,380	(789)	529
Total provision for income taxes	$2,494	$2,922	$1,615

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 21% in 2021, 2020, and 2019:

	(in thousands)
	2021	2020	2019
Expected tax using statutory tax rate	$3,376	$3,502	$2,578
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(619)	(472)	(386)
Tax-exempt income on life insurance contracts	(85)	(77)	(82)
Deductible dividends paid to United Bancshares, Inc. ESOP	(53)	(44)	(42)
Tax Credits	(125)	-	-
Tax-exempt settlement	-	-	(416)
Other, net	-	13	(37)
Total provision for income taxes	$2,494	$2,922	$1,615

The deferred income tax provision (credit) of $1,380,000 in 2021, ($789,000) in 2020, and $529,000 in 2019 resulted from the tax effects of temporary differences.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 are presented below:

	(in thousands)
	2021	2020
Deferred tax assets:
Allowance for loan losses	$2,175	$2,099
Deferred compensation	337	330
Alternative minimum tax credits	-	-
Nonaccrual loan interest	107	162
Deferred loan fees	211	437
Accrued vacation expense	-	101
Accrued profit sharing	-	181
Loans fair value adjustments	210	306
Unrealized loss on securities available-for sale	-	-
Other	149	198
Net operating loss carryforwards	420	853
Total deferred tax assets	3,609	4,667
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	483	526
Unrealized gain on securities available for sale	1,062	1,956
Capitalized mortgage servicing rights	393	238
Fixed asset depreciation	830	673
Acquisition intangibles	1,886	1,897
Trust preferred fair value adjustment	67	72
Other	195	125
Total deferred tax liabilities	4,916	5,487
Net deferred tax assets (liabilities)	$(1,307)	$(820)

Net deferred tax liabilities at December 31, 2021 and 2020 are included in other liabilities in the consolidated balance sheets.

The Corporation acquired $15.0 million in federal loss carryforwards with the 2014 acquisition of OSB, which losses expire in years ranging from 2029 to 2033.  Since the use of these losses is limited to $126,000 per year under Section 382 of the Internal Revenue Code, the Corporation recorded in deferred tax assets at the time of acquisition the tax benefit of only $2.5 million of the losses that were deemed more likely than not to be utilized before expiration. The Corporation also acquired $8.9 million in federal loss carryforwards with the 2017 acquisition of Benchmark, which losses expire in years ranging from 2029 to 2036.  Under Section 382 of the Internal Revenue Code, the annual limitation on the use of these losses is $652,000 subject to other adjustments.  At December 31, 2021, $2.0 million of loss carryforwards remained from these acquisitions, resulting in a benefit of $420,000, which was reflected in deferred tax assets.

Management believes it is more likely than not that the benefit of recorded deferred tax assets will be realized. Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2021 and 2020.

Unrecognized Tax Benefits

The Corporation had no unrecognized tax benefits at December 31, 2021 and 2020.  The Corporation does not expect the total amount of unrecognized tax benefits to significantly change in the next twelve months.

There was no accrued interest related to uncertain tax positions at December 31, 2021 and December 31, 2020.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no longer subject to examination by taxing authorities for years before 2017.  There are no current federal examinations of the Corporation’s open tax years.